Income taxes (Schedule Of Components Of Income Tax Expense Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax benefit	$ (315)
Income Tax Expense (Benefit)	(315)		1,311
HONG KONG [Member]
Current income tax			124
PRC [Member]
Current income tax			310
Fujian [Member]
Current income tax			$ 877